CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2023
Capital Management [Abstract]
Disclosure Of Capital Structure
The Company’s capital structure includes the following:

As at	March 31, 2023	March 31, 2022
	$	$
Shareholders’ equity comprised of:
Share capital	158,162	141,451
Contributed surplus	2,102	525
Options reserve	27,283	23,783
Warrants reserve	10,873	11,423
Accumulated other comprehensive loss	(2,035)	(366)
Deficit	(148,151)	(100,661)
Total	48,234	76,155